Long-term assets - E.3.2. Millicom's assets held for sale (Details) $ in Millions				12 Months Ended
	Apr. 27, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 19, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Oct. 12, 2017 USD ($)
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Cash and cash equivalents				$ 6	$ (19)	[1]	$ 0	[1]
Total liabilities directly associated with assets held for sale				0	79	[2]
Discontinued operations [Abstract]
Cost of sales				(1,146)	(1,205)	[3]	(1,175)	[3]
Operating expenses				(1,674)	(1,593)	[3]	(1,627)	[3]
Depreciation and amortization				(830)	(841)		(853)
Other operating income (expenses), net				76	68	[3]	(14)	[3]
Operating profit				655	645	[3]	490	[3]
Other non-operating (expenses) income, net				(40)	(4)		20
Profit before taxes from continuing operations				129	176	[1],[3]	109	[1],[3]
Net profit (loss) from discontinued operations				(39)	51	[3]	(20)	[3]
Cash flows from discontinued operations [abstract]
Depreciation expense catch-up				11
Assets and liabilities reclassified as held for sale
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of held for sale				3	233
Total liabilities directly associated with assets held for sale				0	79
Net assets held for sale / book value				3	154
Senegal operations
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Intangible assets, net	$ 40
Property, plant and equipment, net	126
Other non-current assets	2
Current assets	56
Cash and cash equivalents	3
Total assets of held for sale	227			0	223
Non-current financial liabilities	8
Current liabilities	73
Total liabilities directly associated with assets held for sale	81			0	77
Net assets held for sale / book value	146
Towers Paraguay
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of held for sale				2	7
Total liabilities directly associated with assets held for sale				0	2
Towers Colombia
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of held for sale				0	1
Towers El Salvador
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of held for sale				1	0
Other
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of held for sale				0	2
Ghana
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Intangible assets, net									$ 12
Property, plant and equipment, net									77
Current assets									29
Cash and cash equivalents									8
Total assets of held for sale									126
Non-current financial liabilities									51
Current liabilities									50
Total liabilities directly associated with assets held for sale									102
Net assets held for sale / book value									$ 24
Rwanda
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Intangible assets, net		$ 12
Property, plant and equipment, net		53
Other non-current assets		4
Current assets		14
Cash and cash equivalents		2
Total assets of held for sale		85
Non-current financial liabilities		11
Current liabilities		28
Total liabilities directly associated with assets held for sale		40
Net assets held for sale / book value		46
Total consideration multiple			6
Consideration payable term			2 years
Discontinued operations
Discontinued operations [Abstract]
Revenue				62	299		371
Cost of sales				(23)	(95)		(119)
Operating expenses				(26)	(131)		(174)
Depreciation and amortization				0	(37)		(79)
Other operating income (expenses), net				(10)	(4)		(6)
Gain (loss) on disposal of discontinued operations				(29)	39		32
Other expenses linked to the disposal of discontinued operations				(10)	(7)		(19)
Operating profit				(36)	64		6
Interest income (expense), net				(3)	(20)		(23)
Other non-operating (expenses) income, net				0	6		(10)
Profit before taxes from continuing operations				(39)	51		(26)
Credit (charge) for taxes, net				0	0		6
Net profit (loss) from discontinued operations				(39)	51		(20)
Cash flows from discontinued operations [abstract]
Cash from (used in) operating activities, net				(4)	26		10
Cash from (used in) investing activities, net				(6)	(33)		(53)
Cash from (used in) financing activities, net				$ 0	$ (22)		$ 18
Discontinued Operations - Senegal
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations	$ 6
Discontinued Operations - Rwanda
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations		$ (32)

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[3]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.